UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                Rivus Bond Fund
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               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
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               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                       Date of fiscal year end: March 31

             Date of reporting period: July 1, 2008 - June 30, 2009

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

Quebecor World (USA) Inc.

Ticker:             IQWCN                Security ID:            7481F1AD8
Meeting Date:       JUN 18, 2009         Meeting Type:           Court
Record Date:

#       Proposal                                       Mgt Rec    Vote Cast     Sponsor
---     --------------------------------------------   ---------  ------------  -------------
1       Approve the Joint Plan of Reorganization of    For        For           Management
        Quebecor World (USA) Inc.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Rivus Bond Fund

By (Signature and Title)*    /s/ Clifford D. Corso
                             --------------------------------------------------
                             Clifford D. Corso, President
                             (Principal Executive Officer)

Date August 19, 2009


* Print the name and title of each signing officer under his or her signature.